Document and Entity Information	Oct. 30, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2019
Entity Registrant Name	Radian Group Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11356
Entity Tax Identification Number	23-2691170
Entity Address, Address Line One	1500 Market Street
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19102
City Area Code	215
Local Phone Number	231-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000890926
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	RDN
Security Exchange Name	NYSE